LONG-TERM DEBT - OTHERS (Schedule of Maturity Capital Leases Liabilities) (Details) - Southern Florida Research Foundation Member $ in Thousands	Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
2024	$ 42,786
2025	28,468
2026	26,442
2027	7,178
2028	4,559
2029 and on	14,817
Total	124,250
Less - imputed interest	(4,940)
Total	$ 119,310